Related Party Transactions (Detail Textuals 3)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 20, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	[1]	Mar. 14, 2019 USD ($) Token
Related Party Transaction [Line Items]
Purchase of crude oil, commitment amount			$ 162,300,000	$ 244,000,000
Salary, severance and expenses	$ 837,000	$ 637,000
Due to other related parties		200,000
Consumer electronics sold to director of minority shareholder				99,700,000
Amount of sold crude oil		26,600,000		$ 99,718,005	$ 18,973,054
GTD
Related Party Transaction [Line Items]
Assets sold under agreements carrying amount							$ 20,400,000
Number of GTB tokens exchanged for disposal of assets | Token							1,250,000
GTD | Digital asset management services
Related Party Transaction [Line Items]
Number of GTB tokens exchanged for disposal of assets | Token							7,083,333
GTD | License content
Related Party Transaction [Line Items]
Assets sold under agreements carrying amount		17,000,000
GTD | Nanjing Shengyi Network Technology Co., Ltd
Related Party Transaction [Line Items]
Assets sold under agreements carrying amount		$ 3,200,000

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")